SUPPLEMENT DATED MARCH 18, 2024
to

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding an investment option that is available under your Policy.

Effective May 1, 2024, the name of the following investment option will be changed:

Current Name	New Name

LVIP Delaware SMID Cap Core Fund Standard Class	LVIP Macquarie SMID Cap Core Fund

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE